Related Party Transactions - Non-interest Bearing Advances - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Advances from affiliates	$ 4,924	$ 5,143
Due to Affiliate, Current	$ 11,047	$ 7,003